COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Combined Condensed Statements of Financial Position (Parent Company Only) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 4,308	$ 2,145
Total assets	61,643	43,458	$ 11,577
Liabilities
Total liabilities	52,794	39,193	10,232
Preferred shares	2,694	2,580
Equity
Retained earnings	945	310
Accumulated other comprehensive income (loss)	(120)	(523)
Total equity	6,155	1,685	$ 1,345	$ 129
Total liabilities, mezzanine equity and equity	61,643	43,458
Parent Company
Assets
Cash and cash equivalents	0	0
Investments in subsidiaries	8,694	4,226
Total assets	8,726	4,271
Liabilities
Accounts payable and accrued liabilities	1	2
Total liabilities	23	14
Preferred shares	2,694	2,580
Equity
Common stock	5,184	1,890
Retained earnings	945	311
Accumulated other comprehensive income (loss)	(120)	(524)
Total equity	6,009	1,677
Total liabilities, mezzanine equity and equity	8,726	4,271
Parent Company | Related Party
Assets
Due from related party	32	45
Liabilities
Due to related party	$ 22	$ 12